CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 3,905	$ 14,055
Accounts receivable, net		285
Inventory		1,936
Other current assets	3,930	1,959
Total current assets	7,835	18,235
Lease right-of-use assets	521	1,077
Property and equipment, net	957	1,081
Clinical-use assets	1,304
Total assets	10,617	20,393
Current liabilities:
Accounts payable	615	648
Accrued compensation	65	820
Deferred revenue		424
Other current liabilities	3,802	1,524
Current portion of lease liabilities	564	561
Total current liabilities	5,046	3,977
Lease liabilities long-term	438	567
Long-term debt	430
Other long-term liabilities	38	0
Total liabilities	5,952	4,544
Commitments and contingencies (See Note 10)
Stockholders' equity:
Common stock, $0.001 par value; 100,000,000 shares authorized as of December 31, 2020 and December 31, 2019; 7,770,698 and 7,724,100 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	8	8
Additional paid-in capital	189,421	188,271
Accumulated deficit	(184,764)	(172,430)
Total stockholders' equity	4,665	15,849
Total liabilities and stockholders' equity	$ 10,617	$ 20,393